Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 13.0	$ 14.3
Restricted cash	0.9	4.3
Receivable from business customers, net of allowance	63.6	41.5
Allowance	0.6	0.6
Amounts of inventory allowances	$ 5.5	$ 6.8
Product sales percentage	94.00%	94.00%	94.00%
Amortization period	1 year
Deferred revenue	$ 31.0	$ 39.8
Recognized net revenue	36.6	43.7
Shipping and handling revenue	15.3	25.3	$ 33.7
Shipping and handling costs	49.2	64.7	80.1
Cost of sales	224.3	140.0	135.8
Advertising vendors cost	1.3	1.5	1.1
Advertising and promotional expenses	$ 14.7	$ 32.8	$ 29.0
Tax benefit percentage	50.00%
Net sales percentage	10.00%	10.00%	10.00%
Total purchase percentage	10.00%
Net receivables percentage	10.00%	10.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting stock of the investee	20.00%
Investments in limited partnerships percentage	3.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting stock of the investee	50.00%
Investments in limited partnerships percentage	5.00%
Two Vendors [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net receivables percentage	10.00%	10.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Receivable from business customers, net of allowance	$ 19.4	$ 17.6
Allowance	$ 1.0	$ 1.9